Equity	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Equity
28.	Equity
Ordinary shares and ‘A’ Ordinary shares
The movement of number of shares and share capital is as follows:

	Year ended March 31,						Year ended March 31,
	2021						2020								2019
	Ordinary shares			‘A’ Ordinary shares			Ordinary shares				‘A’ Ordinary shares				Ordinary shares				‘A’ Ordinary shares
	No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)			No. of shares	(In millions)			No. of shares	(In millions)			No. of shares	(In millions)
Shares at the beginning	3,088,973,894	Rs.	6,178.4	508,502,896	Rs.	1,017.0	2,887,348,694	Rs.	5,775.2		508,502,371	Rs.	1,017.0		2,887,348,428	Rs.	5,775.2		508,502,291	Rs.	1,017.0
Shares issued	—		—	—		—	—		—		—		—		266		0.0	*	80		0.0	*
Shares issued under Preferential allotment (refer note below)	231,333,871		462.70	—		—	201,623,407		403.2		—		—		—		—		—		—
Allotment of shares held in abeyance#	—		—	—		—	1,793		0.00	*	525		0.00	*	—		—		—		—

Shares at the end	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0	3,088,973,894	Rs.	6,178.4		508,502,896	Rs.	1,017.0		2,887,348,694	Rs.	5,775.2		508,502,371	Rs.	1,017.0

		US$	90.8		US$	13.9

#	Out of shares held in abeyance—Rights issue of 2001, 2008 and 2015.
*	Amounts less than Rs. 50,000
Note:
During the year ended March 31, 2020, the Company had allotted 201,623,407 Ordinary Shares at a price of Rs.150 per Ordinary Share aggregating to Rs.30,240.0 million and 231,333,871 Convertible Warrants (‘Warrants’), each carrying a right to subscribe to one Ordinary Share per Warrant, at a price of Rs. 150 per Warrant (‘Warrant Price’), aggregating to Rs.34,700.0 million on a preferential basis to Tata Sons Private Limited. An amount equivalent to 25% of the Warrant Price was paid at the time of subscription and allotment of each Warrant and the balance 75% of the Warrant Price shall be payable by the Warrant holder against each Warrant at the time of allotment of Ordinary Shares pursuant to exercise of the options attached to Warrant(s) to subscribe to Ordinary Share(s). The total amount received as of March 31, 2020 is Rs.38,918.5 million.
During the year ended March 31, 2021, on exercise of options by Tata Sons Pvt Ltd, the Company has fully converted 231,333,871 convertible warrants into ordinary shares, that were issued during year ended March 31, 2020. The total amount received as of March 31, 2021 is Rs.26.025.0 million.
The entitlements to 492,559 Ordinary shares of Rs.2 each (as at March 31, 2020: 492,559 Ordinary shares of Rs.2 each) and 233,214 ‘A’ Ordinary shares of Rs.2 each (as at March 31, 2020: 233,214 ‘A’ Ordinary shares of Rs.2 each) are subject matter of various suits filed in the courts / forums by third parties for which final order is awaited and hence kept in abeyance.

Authorized share capital
Authorized share capital includes 4,000,000,000 Ordinary shares of Rs. 2 each as at March 31, 2021 (4,000,000,000 Ordinary shares and 3,500,000,000 Ordinary shares of Rs. 2 each as at March 31,2020 and 2019 ), 1,000,000,000 ‘A’ Ordinary shares of Rs. 2 each as at March 31, 2021 (1,000,000,000 ‘A’ Ordinary shares of Rs. 2 each as at March 31,2020 and 2019) and 300,000,000 convertible cumulative preference shares of Rs. 100 each as at March 31, 2021 (300,000,000 convertible cumulative preference shares of Rs. 100 each as at March 31, 2020 and 2019).
Issued and subscribed share capital
Shares issued includes partly paid up shares of 570 Ordinary shares of Rs. 2 each as at March 31, 2021, 2020 and 2019, respectively.
Ordinary shares and ‘A’ Ordinary shares:

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The Company has two classes of shares – the Ordinary shares and the ‘A’ Ordinary shares both of Rs.2 each (together referred to as shares). In respect of every Ordinary share (whether fully or partly paid), voting rights shall be in the same proportion as the capital paid up on such Ordinary share bears to the total paid up Ordinary share capital of the Company. In case of every ‘A’ Ordinary share, if any resolution is put to vote on a poll or by postal ballot at any general meeting of shareholders, the holder shall be entitled to one vote for every ten ‘A’ Ordinary shares held as per the terms of its issue and if a resolution is put to vote on a show of hands, the holders of ‘A’ Ordinary shares shall be entitled to the same number of votes as available to holders of Ordinary shares.

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Under the provisions of the revised Indian Listing Agreement with domestic Indian Stock Exchanges, every listed company is required to provide its shareholders with the facility to exercise their right to vote, by electronic means, either at a general meeting of the Company or by means of a postal ballot.

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The dividend proposed by Tata Motors Limited’s Board of Directors is subject to the approval of the shareholders in the ensuing Annual General Meeting. Further, the Board of Directors may also announce an interim dividend which would need to be confirmed by the shareholders at the forthcoming Annual General Meeting. The holders of ‘A’ Ordinary shares shall be entitled to receive dividend for each financial year at five percentage point more than the aggregate rate of dividend declared on Ordinary shares for that financial year

•	In the event of liquidation, the shareholders are eligible to receive the remaining assets of the Company after distribution of all preferential amounts, in proportion to their shareholdings.